Financial risk management - Credit risk exposures per credit grade of off-balance items (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 199,253,152	₩ 191,549,327
Financial Guarantees [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	11,346,421	10,799,393
Non Financial Guarantees [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 11,346,421	₩ 10,799,393